Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Funding From Group And Other Subsidiaries [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 51,102	$ 42,073
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	11,286	10,654
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,212	1,187
Other	3,682	2,232
Total	67,282	56,147
Adjustment to Funding measured at amortized cost, hedge accounting application	(3,200)	$ (5,100)
Funding measured at amortized cost, fixed interest rate	65,600
Funding measured at amortized cost, floating interest rate	$ 1,700